SUBSEQUENT EVENT (Details Narrative) $ / shares in Units, $ in Millions	May 01, 2024 USD ($) $ / shares shares	May 01, 2024 $ / shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			11,200,000	8,000,000
Warrants Transaction [Member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares	13,513,514
Offering price per share for units sold | $ / shares	$ 0.259
Before deducting underwriting discounts and offering expenses | $	$ 3.5
Number of shares issued | shares	6,400,000
Warrants exercise price per share | $ / shares	$ 0.6123
Warrants Transaction [Member] | Amendment Agreement [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares		$ 0.3583